Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Equity And Liabilities [Abstract]
Schedule of Issued Capital
	Number of ordinary shares of US$0.001 each
	Authorised	Issued and fully paid	Nominal value of ordinary shares
			RMB’000
At December 31, 2019	50,000,000	18,211,027	118
At December 31, 2020	50,000,000	24,566,723	162